LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–91.09%
INVESTMENT COMPANIES–91.09%
Equity Funds–34.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	2,743,320	$ 24,451,210
LVIP Delaware Mid Cap Value Fund	3,170,423	114,978,537
LVIP SSGA Large Cap 100 Fund	21,318,251	243,838,155
LVIP SSGA Mid-Cap Index Fund	8,341,739	87,221,223
LVIP SSGA Nasdaq-100 Index Fund	2,097,890	16,346,761
LVIP SSGA S&P 500 Index Fund	37,480,800	773,678,673
LVIP SSGA Small-Cap Index Fund	5,473,994	142,827,456
LVIP T. Rowe Price Growth Stock Fund	5,305,822	187,921,604
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,078,629	114,203,132
		1,705,466,751
Fixed Income Funds–37.20%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	25,042,049	241,680,814
LVIP Delaware Bond Fund	50,706,969	586,071,150
LVIP JPMorgan High Yield Fund	10,693,320	100,036,005
LVIP PIMCO Low Duration Bond Fund	9,496,188	88,580,440
LVIP SSGA Bond Index Fund	20,799,960	204,692,405
LVIP SSGA Short-Term Bond Index Fund	3,038,828	29,476,636
LVIP Western Asset Core Bond Fund	67,729,870	564,731,659
		1,815,269,109
Global Equity Fund–1.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	7,717,674	50,589,356
		50,589,356
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,282,214	$ 46,536,305
		46,536,305
International Equity Funds–16.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	7,846,361	83,783,446
LVIP MFS International Growth Fund	13,871,689	216,786,764
LVIP Mondrian International Value Fund	10,714,872	132,542,961
LVIP SSGA Developed International 150 Fund	18,423,308	113,966,584
LVIP SSGA Emerging Markets 100 Fund	5,621,336	35,335,715
LVIP SSGA Emerging Markets Equity Index Fund	13,889,180	122,433,124
LVIP SSGA International Index Fund	15,231,050	121,772,244
		826,620,838
Total Affiliated Investments (Cost $4,167,543,358)		4,444,482,359

UNAFFILIATED INVESTMENT–5.77%
INVESTMENT COMPANY–5.77%
Money Market Fund–5.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	281,711,186	281,711,186
Total Unaffiliated Investment (Cost $281,711,186)		281,711,186

TOTAL INVESTMENTS–96.86% (Cost $4,449,254,544)	4,726,193,545
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.14%	153,220,724
NET ASSETS APPLICABLE TO 415,719,632 SHARES OUTSTANDING–100.00%	$4,879,414,269

✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(592)	Australian Dollar	$(37,979,760)	$(39,672,996)	12/19/22	$1,693,236	$—
(1,339)	British Pound	(93,570,994)	(95,705,305)	12/19/22	2,134,311	—
(1,757)	Euro	(216,583,194)	(219,836,427)	12/19/22	3,253,233	—
(1,157)	Japanese Yen	(100,709,619)	(101,389,002)	12/19/22	679,383	—
(119)	Swedish Krona	(21,541,380)	(22,155,614)	12/19/22	614,234	—
					8,374,397	—
Equity Contracts:
(3,427)	E-mini MSCI Emerging Markets Index	(149,331,525)	(164,292,131)	12/16/22	14,960,606	—
(1,829)	E-mini Russell 2000 Index	(152,703,210)	(166,188,516)	12/16/22	13,485,306	—
(5,361)	E-mini S&P 500 Index	(965,382,075)	(1,065,338,230)	12/16/22	99,956,155	—
(1,399)	E-mini S&P MidCap 400 Index	(308,927,180)	(339,583,408)	12/16/22	30,656,228	—
(6,087)	Euro STOXX 50 Index	(197,758,478)	(212,328,669)	12/16/22	14,570,191	—
(1,125)	FTSE 100 Index	(86,854,327)	(92,657,587)	12/16/22	5,803,260	—
(1,200)	OMXS 30 Index	(19,787,973)	(20,712,301)	10/21/22	924,328	—
(336)	SPI 200 Index	(34,742,205)	(36,680,092)	12/15/22	1,937,887	—
(746)	TOPIX Index	(94,635,252)	(97,911,494)	12/8/22	3,276,242	—
					185,570,203	—
Total Futures Contracts					$193,944,600	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$4,444,482,359	$—	$—	$4,444,482,359
Unaffiliated Investment Company	281,711,186	—	—	281,711,186
Total Investments	$4,726,193,545	$—	$—	$4,726,193,545
Derivatives:
Assets:
Futures Contracts	$193,944,600	$—	$—	$193,944,600
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-91.09%@
Equity Funds-34.95%@
✧✧‡LVIP Channing Small Cap Value Fund	$—	$29,334,454	$1,994,742	$93,487	$(2,981,989)	$24,451,210	2,743,320	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	183,480,877	9,450,233	45,685,515	5,960,139	(38,227,197)	114,978,537	3,170,423	3,773,314	—
✧✧LVIP SSGA Large Cap 100 Fund	358,702,019	21,212,514	65,504,887	(889,170)	(69,682,321)	243,838,155	21,318,251	3,546,434	—
✧✧LVIP SSGA Mid-Cap Index Fund	128,432,864	14,828,175	19,239,797	2,875,030	(39,675,049)	87,221,223	8,341,739	10,791,929	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	25,678,629	2,908,776	3,739,521	(264,100)	(8,237,023)	16,346,761	2,097,890	297,834	—
✧✧LVIP SSGA S&P 500 Index Fund	1,188,326,659	91,627,764	164,718,634	88,691,761	(430,248,877)	773,678,673	37,480,800	79,050,139	—
✧✧LVIP SSGA Small-Cap Index Fund	251,278,491	34,867,773	66,916,433	11,308,243	(87,710,618)	142,827,456	5,473,994	17,530,596	—
✧✧LVIP T. Rowe Price Growth Stock Fund	238,847,263	138,452,944	44,148,956	(7,328,245)	(137,901,402)	187,921,604	5,305,822	36,354,912	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	140,823,337	59,082,939	29,914,363	(2,935,346)	(52,853,435)	114,203,132	5,078,629	15,329,571	—
Fixed Income Funds-37.20%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	351,882,622	5,258,323	97,326,935	(2,262,437)	(15,870,759)	241,680,814	25,042,049	—	—
✧✧LVIP Delaware Bond Fund	748,490,256	53,429,525	105,150,953	(13,494,561)	(97,203,117)	586,071,150	50,706,969	168,535	—
✧✧LVIP JPMorgan High Yield Fund	155,923,838	10,452	37,833,145	(2,405,940)	(15,659,200)	100,036,005	10,693,320	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	74,255,290	33,403,584	15,175,714	(687,706)	(3,215,014)	88,580,440	9,496,188	—	—
✧✧LVIP SSGA Bond Index Fund	276,828,035	7,892,695	42,231,800	(3,626,565)	(34,169,960)	204,692,405	20,799,960	46,944	—
✧✧LVIP SSGA Short-Term Bond Index Fund	37,784,186	1,380,659	7,941,351	(345,787)	(1,401,071)	29,476,636	3,038,828	155,370	—
✧✧LVIP Western Asset Core Bond Fund	750,559,238	45,188,291	101,231,343	(14,324,930)	(115,459,597)	564,731,659	67,729,870	—	—
Global Equity Fund-1.04%@
✧✧LVIP BlackRock Global Real Estate Fund	98,286,186	5,163,778	23,536,827	(2,283,520)	(27,040,261)	50,589,356	7,717,674	1,503,585	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	64,309,368	2,466,720	8,870,006	(1,506,331)	(9,863,446)	46,536,305	5,282,214	—	—
International Equity Funds-16.94%@
✧✧LVIP Loomis Sayles Global Growth Fund	121,263,082	26,064,037	20,231,516	(154,594)	(43,157,563)	83,783,446	7,846,361	5,936,534	—
✧✧LVIP MFS International Growth Fund	299,504,202	41,530,390	31,708,176	(4,337,730)	(88,201,922)	216,786,764	13,871,689	17,041,094	—
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
✧✧LVIP Mondrian International Value Fund	$182,977,833	$24,258,792	$31,845,073	$(1,497,723)	$(41,350,868)	$132,542,961	10,714,872	$1,350,611	$—
✧✧LVIP SSGA Developed International 150 Fund	168,374,561	17,121,392	35,385,389	461,194	(36,605,174)	113,966,584	18,423,308	4,892,572	—
✧✧LVIP SSGA Emerging Markets 100 Fund	63,273,366	7,035,813	23,038,274	776,954	(12,712,144)	35,335,715	5,621,336	2,667,540	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	220,334,483	16,235,663	63,810,112	(638,708)	(49,688,202)	122,433,124	13,889,180	2,008,756	—
✧✧LVIP SSGA International Index Fund	238,007,397	11,219,312	69,553,784	12,179,022	(70,079,703)	121,772,244	15,231,050	1,839,543	—
Total	$6,367,624,082	$699,424,998	$1,156,733,246	$63,362,437	$(1,529,195,912)	$4,444,482,359		$204,285,813	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Global Moderate Allocation Managed Risk Fund–5